Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Nov. 04, 2018	$ 10				$ 10
Beginning balance, shares at Nov. 04, 2018	100,000
Issuance of share capital - founder's shares from March 29, 2019 to April 1, 2019 at $0.0001 per share	$ 29,990				29,990
Issuance of share capital - founder's shares from March 29, 2019 to April 1, 2019 at $0.0001 per share, shares	299,900,000
Share issued in private placement completed on April 16, 2019 at $0.03 per share	$ 2,510	750,490			753,000
Share issued in private placement completed on April 16, 2019 at $0.03 per share, shares	25,100,000
Shares issued in private placement completed on May 10, 2019 at $0.10 per share	$ 200	199,800			200,000
Shares issued in private placement completed on May 10, 2019 at $0.10 per share, shares	2,000,000
Shares issued in private placement completed on June 18, 2019 at $0.20 per share	$ 207	413,293			413,500
Shares issued in private placement completed on June 18, 2019 at $0.20 per share, shares	2,067,500
Shares issued in private placement completed on July 25, 2019 at $0.40 per share	$ 275	1,099,725			1,100,000
Shares issued in private placement completed on July 25, 2019 at $0.40 per share, shares	2,750,000
Net loss for the year				(15,425)	(15,425)
Ending balance at Jul. 31, 2019	$ 33,192	2,463,308		(15,425)	2,481,075
Ending balance, shares at Jul. 31, 2019	331,917,500
Net loss for the year				(274,325)	(274,325)
Ending balance at Oct. 31, 2019	$ 33,192	2,463,308		(289,750)	2,206,750
Ending balance, shares at Oct. 31, 2019	331,917,500
Beginning balance at Jul. 31, 2019	$ 33,192	2,463,308		(15,425)	2,481,075
Beginning balance, shares at Jul. 31, 2019	331,917,500
Net loss for the year				(797,020)	(797,020)
Ending balance at Jul. 31, 2020	$ 33,192	2,463,308		(812,445)	1,684,055
Ending balance, shares at Jul. 31, 2020	331,917,500
Net loss for the year				(35,341)	(35,341)
Ending balance at Oct. 31, 2020	$ 33,192	$ 2,463,308		$ (847,786)	$ 1,648,714
Ending balance, shares at Oct. 31, 2020	331,917,500